TRADE AND OTHER RECEIVABLES - Disclosure of ageing of trade and other receivables (Details) - ZAR (R) R in Millions	Jun. 30, 2018	Jun. 30, 2017
Not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables past due	R 15.3	R 10.4
Impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables past due	R 9.2	R 9.7